Loans	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Loans
(5)	Loans

The portfolio segments and classes of loans are as follows (in thousands):

	At December 31,
	2016	2015
Real estate loans:
One-to-four-family residential	$155,262	$68,169
Commercial real estate and multi-family	356,788	192,568
Construction and land	51,520	17,570
Home equity	21,902	6,623

Total real estate loans	585,472	284,930

Commercial loans	100,239	41,417
Consumer loans	1,478	2,726

Total loans	687,189	329,073

Deduct:
Deferred loan fees, net	(131)	(296)
Allowance for loan losses	(3,274)	(2,511)

Loans, net	$683,784	$326,266

(5)	Loans, continued

The Company has divided the loan portfolio into three portfolio segments, each with different risk characteristics and methodologies for assessing risk. All loans are underwritten in accordance with policies set forth and approved by the Company’s Board of Directors. The portfolio segments identified by the Company are as follows:

Real Estate Loans. Real estate loans are typically segmented into four classes: one-to-four family residential, commercial and multi-family, construction and land, and home equity.

One-to-four family residential real estate loans are underwritten based on the borrower’s repayment capacity and source, value of the underlying property, credit history and stability.

Commercial real estate and multifamily loans are secured by the subject property and are underwritten based on loan to value limits, cash flow coverage and general creditworthiness of the obligors. These loans are generally considered to have more credit risk than traditional one-to-four family residential loans because these loans tend to involve larger loan balances and their repayment is typically dependent upon the successful operation and management of the underlying real estate.

Construction and Land loans are to finance the construction of owner-occupied and lease properties. These loans are categorized as construction loans during the construction period, later converting to commercial or one-to-four family residential loans after the construction is complete and amortization of the loan begins. Real estate development and construction loans are approved based on an analysis of the borrower and guarantor, the viability of the project and on an acceptable percentage of the appraised value of the property securing the loan. Construction loan funds are disbursed periodically based on the percentage of construction or development completed. The Company carefully monitors these loans with on-site inspections and requires the receipt of lien waivers on funds advanced. Construction and land loans are typically secured by the properties under development or construction, and personal guarantees are typically obtained. Further, to assure that reliance is not placed solely on the value of the underlying property, the Company considers the market conditions and feasibility of proposed projects, the financial condition and reputation of the borrower and guarantors, the amount of the borrower’s equity in the project, independent appraisals, cost estimates and pre-construction sale information. The Company also makes loans on occasion for the purchase of land for future development by the borrower. Land loans are extended for the future development for either commercial or residential use by the borrower. The Company carefully analyzes the intended use of the property and the viability thereof.

Home equity loans consists of either revolving line of credit, term, or second mortgage loans secured by one-to-four family residential real estate. These loans have similar risk characteristics to one-to-four family loans and are secured by a first or second mortgage on the borrower’s principal residence or their second/vacation home (excluding investment/rental property). There are minimum credit score standards, maximum debt to income ratios and credit requirements on each Home equity product. Home equity lines of credit are variable rate based on an index of Wall Street Journal prime rate with a margin.

Commercial Loans. Commercial loans are primarily underwritten on the basis of the borrowers’ ability to service such debt from income. The cash flows of borrowers, however, may not be as expected and the collateral securing these loans may fluctuate in value. As a general practice, the Company takes as collateral a security interest in any equipment, or other chattel, although loans may also be made on an unsecured basis. Collateralized working capital loans typically are secured by short-term assets whereas long-term loans are primarily secured by long-term assets.

Consumer Loans. Consumer loans are extended for various purposes, including purchases of automobiles, recreational vehicles, and boats. The Company also offers lines of credit, personal loans, and deposit account collateralized loans. Repayment of these loans is primarily dependent on the personal income of the borrowers, which can be impacted by economic conditions in their market areas such as unemployment levels. Loans to consumers are extended after a credit evaluation, including the creditworthiness of the borrower(s), the purpose of the credit, and the secondary source of repayment. Consumer loans are made at fixed and variable interest rates and may be made on terms of up to ten years. Risk is mitigated by the fact that the loans are of smaller individual amounts.

An analysis of the change in the allowance for loan losses follows (in thousands):

	Real Estate Loans	Commercial Loans	Consumer Loans	Unallocated	Total
Year Ended December 31, 2016:
Beginning balance	$1,354	$583	$23	$551	$2,511
Provision (credit) for loan losses	1,171	(581)	(15)	(225)	350
Charge-offs	(95)	(12)	(6)	—	(113)
Recoveries	43	479	4	—	526

Ending balance	$2,473	$469	$6	$326	$3,274

Individually evaluated for impairment:
Recorded investment	$1,035	500	36	—	$1,571

Balance in allowance for loan losses	21	9	1	—	31

Collectively evaluated for impairment:
Recorded investment	$274,513	59,586	608	—	$334,707

Balance in allowance for loan losses	$1,687	378	4	326	$2,395

Recorded investment in loans accounted for under ASC 310-20 Loan Receivables	$307,605	40,153	834	—	$348,592

Balance in allowance for loan losses	$765	82	1	—	$848

Recorded investment in loans accounted for under ASC 310-30 Loans Acquired with Deteriorated Credit Quality	$2,319	—	—	—	$2,319

Balance in allowance for loan losses	—	—	—	—	—

Year Ended December 31, 2015:
Beginning balance	$1,409	$308	$9	$—	$1,726
Provision (credit) for loan losses	(185)	(382)	16	551	—
Charge-offs	(1)	(9)	(4)	—	(14)
Recoveries	131	666	2	—	799

Ending balance	$1,354	$583	$23	$551	$2,511

Individually evaluated for impairment:
Recorded investment	$1,527	539	—	—	$2,066

Balance in allowance for loan losses	$39	9	—	—	$48

Collectively evaluated for impairment:
Recorded investment	$159,738	11,830	1,124	—	$172,692

Balance in allowance for loan losses	$1,315	574	23	551	$2,463

Recorded investment in loans accounted for under ASC 310-20 Loan Receivables	$123,022	28,990	1,602	—	$153,614

Balance in allowance for loan losses	$—	—	—	—	$—

Recorded investment in loans accounted for under ASC 310-30 Loans Acquired with Deteriorated Credit Quality	$643	58	—	—	$701

Balance in allowance for loan losses	$—	—	—	—	$—

The following summarizes the loan credit quality (in thousands):

	Real Estate Loans
	One-to-	Commercial	Construction
	Four Family	Real Estate/	and	Home
	Residential	Multi Family	Land	Equity	Commercial	Consumer	Total
Credit Risk Profile by Internally Assigned Grade:
At December 31, 2016:
Grade:
Pass	$153,965	$351,096	$49,901	$21,902	$98,714	$1,442	$677,020
Special mention	490	730	543	—	79	—	1,842
Substandard	807	4,962	1,076	—	1,446	36	8,327

Total	$155,262	$356,788	$51,520	$21,902	$100,239	$1,478	$687,189

At December 31, 2015:
Grade:
Pass	$66,271	189,979	16,705	6,241	38,375	2,726	320,297
Special mention	972	1,066	707	382	70	—	3,197
Substandard	926	1,523	158	—	2,972	—	5,579

Total	$68,169	$192,568	$17,570	$6,623	$41,417	$2,726	$329,073

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.

The Company analyzes loans individually by classifying the loans as to credit risk. Loans classified as substandard or special mention are reviewed quarterly by the Company for further deterioration or improvement to determine if they are appropriately classified and whether there is any impairment. All loans are graded upon initial issuance. Further, commercial, multi-family and commercial real estate loans are generally reviewed periodically to determine the appropriate loan grading. In addition, during the renewal process of any loan, as well as if a loan becomes past due, the Company will determine the appropriate loan grade.

Loans excluded from the review process above are generally classified as pass credits until: (a) they become past due; (b) management becomes aware of a deterioration in the credit worthiness of the borrower; or (c) the borrower contacts the Company for a modification. In these circumstances, the loan is specifically evaluated for potential classification as to special mention, substandard or even charged-off. The Company uses the following definitions for risk ratings:

Pass – A Pass loan’s primary source of loan repayment is satisfactory, with secondary sources very likely to be realized if necessary.

Special Mention – A Special Mention loan has potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in the deterioration of the repayment prospects for the asset or the Company’s credit position at some future date. Special Mention loans are not adversely classified and do not expose an institution to sufficient risk to warrant adverse classification.

Substandard – A Substandard loan is inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified must have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful – A loan classified Doubtful has all the weaknesses inherent in one classified Substandard with the added characteristics that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loss – A loan classified Loss is considered uncollectible and of such little value that continuance as a bankable asset is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may be affected in the future.

Age analysis of past-due loans is as follows (in thousands):

	Accruing Loans
	30-59 Days Past Due	60-89 Days Past Due	90 Days Or Greater Past Due	Total Past Due	Current	Nonaccrual Loans	Total Loans
At December 31, 2016:
Real estate mortgage loans:
One-to-four family residential	$501	274	—	775	154,487	—	$155,262
Commercial Real Estate and Multifamily	778	—	—	778	355,755	255	356,788
Construction and Land	1,519	—	—	1,519	50,001	—	51,520
Home Equity	22	—	—	22	21,880	—	21,902
Commercial loans	217	—	—	217	100,022	—	100,239
Consumer loans	10	—	—	10	1,432	36	1,478

Total	$3,047	274	—	3,321	$683,577	291	$687,189

At December 31, 2015:
Real estate mortgage loans:
One-to-four family residential	$255	13	—	268	67,861	40	$68,169
Commercial Real Estate and Multifamily	355	—	—	355	191,660	553	192,568
Construction and Land	192	—	—	192	17,220	158	17,570
Home Equity	11	—	—	11	6,612	—	6,623
Commercial loans	193	—	—	193	41,224	—	41,417
Consumer loans	—	—	—	—	2,726	—	$2,726

Total	$1,006	$13	$—	$1,019	$327,303	$751	$329,073

The following summarizes the amount of impaired loans (in thousands):

	With No Related Allowance Recorded		With an Allowance Recorded			Total
	Recorded Investment	Unpaid Principal Balance	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
December 31, 2016:
Real estate mortgage loans:
One-to-four family residential	$—	$—	$448	$448	$21	$448	$448	$21
Commercial and Multifamily	587	1,568	—	—	—	587	1,568	—
Commercial loans	427	457	73	77	9	500	534	9
Consumer loans	—	—	36	36	1	36	36	1

	$1,014	$2,025	$557	$561	$31	$1,571	$2,586	$31

December 31, 2015:
Real estate mortgage loans:
One-to-four family residential	$—	$—	$460	$460	$39	$460	$460	$39
Commercial and Multifamily	909	1,849	—	—	—	909	1,849	—
Construction and Land	158	164	—	—	—	158	164	—
Commercial loans	452	482	87	92	9	539	574	9

	$1,519	$2,495	$547	$552	$48	$2,066	$3,047	$48

The average net investment in impaired loans and interest income recognized and received on impaired loans are as follows (in thousands):

	Average	Interest	Interest
	Recorded	Income	Income
	Investment	Recognized	Received
For the year ended December 31, 2016:
Real estate mortgage loans:
One-to-four family residential	$453	$26	$24
Commercial and Multifamily	855	47	81
Consumer loans	9	—	—
Commercial loans	518	36	36

	$1,835	$109	$141

For the year ended December 31, 2015:
Real estate mortgage loans:
One-to-four family residential	$289	$18	$16
Commercial and Multifamily	1,317	115	135
Construction and Land	119	—	12
Commercial loans	578	28	39

	$2,303	$161	$202

Troubled Debt Restructurings (“TDR”) entered into during the years ended December 31, 2016 and 2015 are as follows (dollars in thousands):

	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Troubled Debt Restructurings:
Year Ended December 31, 2016
One-to-four family residential loans - Modified interest rate and amortization	—	—	—

Year Ended December 31, 2015
One-to-four family residential loans - Modified interest rate and amortization	1	328	328

The allowance for loan losses on all loans that have been restructured and are considered TDRs is included in the Company’s specific allowance for loan losses. The specific allowance for loan losses is determined on a loan by loan basis by either the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral if the loan is collateral-dependent. TDRs that have subsequently defaulted are considered collateral-dependent.

There were no TDRs entered during the years ended December 31, 2016 or December 31, 2015 that subsequently defaulted.

The Company grants real estate, commercial and consumer loans to customers primarily in the State of Florida with the majority of such loans in Hillsborough, Polk, Manatee, Orange, Pasco Counties, Brevard, Osceola, and Seminole Counties Florida. Therefore, the Company’s exposure to credit risk could be significantly affected by changes in the economy and real estate market in these market areas.